Inventories	3 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Inventories
Inventories
Inventories are comprised of the following:

	As of December 31, 2012	As of March 31, 2013
	(Dollars in thousands)
Inventories:
Raw materials and supplies	$230,057	$226,232
Work in process	213,948	234,400
Finished goods	73,293	84,190
	517,298	544,822
Reserves	(4,233)	(6,600)
Total	$513,065	$538,222